CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Revenues:
Revenues	$ 266,090	$ 239,840		$ 214,970
Cost of revenues:
Total cost of revenues	161,145	152,932		143,703
Gross profit	104,945	86,908		71,267
Operating expenses:
Research and development expenses, net	41,173	35,640		31,336
Selling and marketing expenses	25,243	21,694		21,512
General and administrative expenses	19,215	18,412	[1]	15,587
Impairment of held for sale asset	0	771		651
Other operating expenses (income), net	(8,771)	438	[1]	0
Total operating expenses	76,860	76,955		69,086
Operating income	28,085	9,953		2,181
Financial income (expenses), net	109	(2,818)		(1,722)
Income before taxes on income	28,194	7,135		459
Taxes on income	4,690	13,063		3,492
Net income (loss)	$ 23,504	$ (5,928)		$ (3,033)
Total earnings (losses) per share:
Basic	$ 0.41	$ (0.1)		$ (0.05)
Diluted	$ 0.41	$ (0.1)		$ (0.05)
Weighted average number of shares used in computing earnings (losses) per share:
Basic	56,668,999	56,591,994		56,401,074
Diluted	56,672,537	56,591,994		56,401,074
Products [Member]
Revenues:
Revenues	$ 174,278	$ 149,243		$ 139,972
Cost of revenues:
Total cost of revenues	105,617	102,093		100,460
Services [Member]
Revenues:
Revenues	91,812	90,597		74,998
Cost of revenues:
Total cost of revenues	$ 55,528	$ 50,839		$ 43,243

[1]	Reclassified